Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
The Company prepares its condensed consolidated financial statements in accordance with Accounting Standards Codification Topic No. 810, Consolidations (“ASC 810”), which provides for the consolidation of VIEs of which an entity is the primary beneficiary.
Pursuant to the MSAs established with the TOI PCs, TOI Management is entitled to receive a management fee, which represents a variable interest in and the right to receive the benefits of the TOI PCs. Through the terms of the MSAs, TOI Management receives the right to direct the most significant activities of the TOI PCs. Therefore, the TOI PCs are variable interest entities and TOI Management is the primary beneficiary that consolidates the TOI PCs, and their subsidiaries.
The condensed consolidated financial statements include the accounts of TOI and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

(in thousands)	June 30, 2022	December 31, 2021
Assets
Current assets:
Cash and restricted cash	$1,351	$1,618
Accounts receivable	28,947	20,007
Other receivables	212	935
Inventories, net	8,580	6,438
Prepaid expenses	935	781
Total current assets	40,025	29,779
Property and equipment, net	26	—
Other assets	347	276

(in thousands)	June 30, 2022	December 31, 2021
Intangible assets, net	3,543	1,181
Goodwill	18,946	11,096
Total assets	$62,887	$42,332
Liabilities
Current liabilities:
Accounts payable	$12,028	$14,204
Income taxes payable	132	132
Accrued expenses and other current liabilities	7,643	5,539
Current portion of long-term debt	—	183
Amounts due to affiliates	99,583	56,312
Total current liabilities	119,386	76,370

Other non-current liabilities	2,565	3,203
Deferred income taxes liability	32	6
Total liabilities	$121,983	$79,579
Single physician holders, who are officers of the Company, retain equity ownership in TOI CA, TOI FL and TOI TX, which represents nominal noncontrolling interests. The noncontrolling interests do not participate in the profit or loss of TOI CA or TOI FL, however.
As such, for the three months ended June 30, 2022, net loss of $(5,453) and $0 were attributable to TOI and to the noncontrolling interest, respectively. For the three months ended June 30, 2021, net income of $3,205 and $0 were attributable to TOI and to the noncontrolling interest, respectively.
For the six months ended June 30, 2022, net income of $13,833 and $0 were attributable to TOI and to the noncontrolling interest, respectively. For the six months ended June 30, 2021, net income of $2,209 and $0 were attributable to TOI and to the noncontrolling interest, respectively.	Variable Interest Entities
The Company prepares its consolidated financial statements in accordance with Accounting Standards Codification Topic No. 810, Consolidations (“ASC 810”), which provides for the consolidation of VIEs of which an entity is the primary beneficiary.
Pursuant to the MSAs established with the TOI PCs, TOI Management is entitled to receive a management fee, which represents a variable interest in and the right to receive the benefits of the TOI PCs. Through the terms of the MSAs, TOI Management receives the right to direct the most significant activities of the TOI PCs. Therefore, the TOI PCs are variable interest entities and TOI Management is the primary beneficiary that consolidates the TOI PCs, and their subsidiaries.
The consolidated financial statements include the accounts of TOI and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

(in thousands)	December 31, 2021	December 31, 2020
Assets
Current assets:
Cash and restricted cash	$1,618	$20
Accounts receivable	20,007	17,146
Other receivables	935	49
Inventories, net	6,438	4,354
Prepaid expenses	781	719
Total current assets	29,779	22,288
Other assets	276	201
Intangible assets, net	1,181	—
Goodwill	11,096	150
Total assets	$42,332	$22,639
Liabilities
Current liabilities:
Accounts payable	$14,204	$11,953
Income taxes payable	132	—
Accrued expenses and other current liabilities	5,539	6,039
Current portion of long-term debt	183	2,000
Amounts due to affiliates	56,312	19,883
Total current liabilities	76,370	39,875
Other non-current liabilities	3,203	551
Deferred income taxes liability	6	—
Total liabilities	$79,579	$40,426
Single physician holders, who are officers of the Company, retain equity ownership in TOI CA and TOI FL, which represents nominal noncontrolling interests. The noncontrolling interests do not participate in the profit or loss of TOI CA or TOI FL, however. As such, in 2021, net loss of $10,927 and $0 was attributable to TOI and to the noncontrolling interest, respectively. In 2020, net loss of $14,322 and $0 was attributable to TOI and to the noncontrolling interest, respectively.